Subsequent Event (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Feb. 21, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Percent Increase In Dividend Over Prior Year				18.00%
Common Stock, Quarterly Dividends, Per Share, Declared				$ 0.47
Annual dividend approved by Board of Directors	$ 1.59	$ 1.46	$ 1.21	$ 1.88
Dividend paid	$ 1.59